UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-05621                         Santa Barbara Asset Management
     028-05395                         Select Equity Group Inc.
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $70,983
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6 COLUMN 7      COLUMN 8


                              TITLE OF                     VALUE    SHRS OR  SH/ PUT/   INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP       (X$1000)  PRN AMT  PRN CALL   DSCRTN   MGRS     SOLE     SHARED      NONE

ABBOTT LABS                   COM             002824100    2,488     46,975  SH         SOLE     NONE    46,975
ALLIANCE ONE INTL INC         COM             018772103      307     60,000  SH         SOLE     NONE    60,000
ALTRIA GROUP INC              COM             02209S103      822     40,000  SH         SOLE     NONE    40,000
BANK OF AMERICA CORPORATION   COM             060505104      468     19,610  SH         SOLE     NONE    19,610
BERKSHIRE HATHAWAY INC DEL    CL B            084670207      457        114  SH         SOLE     NONE       114
BP PLC                        SPONSORED ADR   055622104    2,655     38,165  SH         SOLE     NONE    38,165
CAMPBELL SOUP CO              COM             134429109   10,914    326,190  SH         SOLE     NONE   326,190
CHEVRON CORP NEW              COM             166764100      878      8,858  SH         SOLE     NONE     8,858
COCA COLA CO                  COM             191216100    1,031     19,840  SH         SOLE     NONE    19,840
COMCAST CORP NEW              CL A            20030N101      775     40,829  SH         SOLE     NONE    40,829
EXXON MOBIL CORP              COM             30231G102   15,126    171,634  SH         SOLE     NONE   171,634
GENERAL ELECTRIC CO           COM             369604103    2,140     80,188  SH         SOLE     NONE    80,188
HESS CORP                     COM             42809H107      379      3,000  SH         SOLE     NONE     3,000
IMCLONE SYS INC               COM             45245W109      405     10,000  SH         SOLE     NONE    10,000
JP MORGAN CHASE & CO          COM             46625H100      210      6,135  SH         SOLE     NONE     6,135
KELLOGG CO                    COM             487836108    1,441     30,000  SH         SOLE     NONE    30,000
KRAFT FOODS INC               CL A            50075N104      787     27,680  SH         SOLE     NONE    27,680
MERRILL LYNCH & CO INC        COM             590188108    3,455    108,945  SH         SOLE     NONE   108,945
METROPCS COMMUNICATIONS INC   COM             591708102   16,390    925,440  SH         SOLE     NONE   925,440
PHILIP MORRIS INTL INC        COM             718172109    1,976     40,000  SH         SOLE     NONE    40,000
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206    2,124     26,000  SH         SOLE     NONE    26,000
TARGACEPT INC                 COM             87611R306      156     21,400  SH         SOLE     NONE    21,400
UNION PAC CORP                COM             907818108      453      6,000  SH         SOLE     NONE     6,000
UNIVERSAL CORP VA             COM             913456109      904     20,000  SH         SOLE     NONE    20,000
WELLS FARGO & CO NEW          COM             949746101    4,242    178,595  SH         SOLE     NONE   178,595
















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